Income Tax as Restated - Summary of Tax Credits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Line Items]
Deferred	$ (4,241)	$ (37,747)	$ (18,009)
Total tax credit for the year	(3,614)	(41,912)	(25,729)
United States of America
Major Components Of Tax Expense Income [Line Items]
Current - Tax credit	211	(4,548)	(2,933)
Elsewhere
Major Components Of Tax Expense Income [Line Items]
Current - Tax credit	$ 416	$ 383	$ (4,787)